Registration No.  2-49887
                                              File No.  811-2454

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                              [   ]

Pre-Effective Amendment No. _____        [   ]


Post-Effective Amendment No. 62         [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                             [   ]


Amendment No. 31                       [X]


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                       OPPENHEIMER MONEY MARKET FUND, INC.
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                   (Exact Name of Registrant as Specified in Charter)

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                   6803 South Tucson Way, Englewood, CO 80112
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                   (Address of Principal Executive Offices) (Zip Code)

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                                 (303) 768-3200

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              (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing  pursuant to paragraph (b)

[X] On November 22, 2000 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On  ________________  pursuant to paragraph  (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Money Market Fund, Inc.




Prospectus dated November 22, 2000




Oppenheimer Money Market Fund, Inc. is a money market mutual fund. Its goal is to seek the maximum current income that is consistent with stability of principal. The Fund invests in short-term, high-quality "money market" instruments. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

(OppenheimerFunds logo)









CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed


                  ABOUT YOUR ACCOUNT

                  How to Buy Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink

                  OppenheimerFunds Internet Web Site
                  Retirement Plans


                  How to Sell Shares
                  By Mail
                  By Telephone
                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's objective is to seek the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund is a money market fund. It invests in a variety of high-quality money market instruments to seek income. Money market instruments are short-term debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.

         To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating services. If unrated, a security must be determined by the Fund's investment manager to be of comparable quality to rated securities.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund tries to keep its share price stable at $1.00. Income on short-term securities tends to be lower than income on longer term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund also offers easy access to your money through checkwriting and wire redemption privileges. The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that the value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         There are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share price) to fall. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

         An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Performance

The bar chart and table below show one measure of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10-year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance does not predict how the Fund will perform in the future.

Annual Total Returns (% as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]




For the period from 1/1/00 through 9/30/00, the cumulative total return (not annualized) was 4.34%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.96% (2nd Q'90) and the lowest return for a calendar quarter was 0.63% (1st Q'93).




   Average Annual Total
   Returns for the periods
   ended December 31, 1999          1 Year      5 Years       10 Years



   Oppenheimer Money                4.71%       4.95%          4.85%
   Market Fund, Inc.




The returns measure the performance of a hypothetical account and assume that all distributions have been reinvested in additional shares. The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.525.7048.


Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for investment management, administration and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based upon the Fund's expenses during its fiscal year ended July 31, 2000.


Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Fund shares by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").






Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)



    Management Fees                                      0.42%

    Distribution (12b-1) Fees                            None


    Other Expenses                                       0.36%

    Total Annual Operating Expenses                      0.78%

"Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays.


EXAMPLE. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:


1 Year            3 Years              5 Years                   10 Years

 $80              $249                   $433                       $966




About the Fund's Investments


THE FUND'S PRINCIPAL INVESTMENT POLICIES. The Fund invests in short-term money market securities meeting quality standards established by its Board of Directors as well as rules that apply to money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.


         The Manager tries to reduce risks by diversifying investments and by carefully researching investments before they are purchased. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? Money market instruments are high-quality, short-term debt instruments. They may have fixed, variable or floating interest rates. All of the Fund's money market investments must meet the special quality and maturity requirements set under the Investment Company Act and the special standards set by the Fund's Board, described briefly below. The following is a brief description of the types of money market securities the Fund may invest in.

o U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government. Some government securities agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal National Mortgage Corporation (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of Federal Home Loan Mortgage Corporation (Freddie Mac).

o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Fund may buy commercial paper only if it matures in nine months or less from the date of purchase.

o Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper, that at the time of purchase by the Fund meets the Fund's quality standards, described below.

o Other Money Market Obligations. The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Fund or by a domestic bank. The bank must meet credit criteria set by the Fund's Board of Directors.

         Additionally, the Fund may buy other money market instruments that its Board of Directors approves from time to time. They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks.

         Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time. That limitation does not apply to securities issued by foreign branches of U.S. banks.


WHAT CREDIT QUALITY AND MATURITY STANDARDS APPLY TO THE FUND'S INVESTMENTS? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Fund may buy only those investments that meet standards set by the Board of Directors and in the Investment Company Act for money market funds. The Fund's Board has adopted evaluation procedures for the Fund's portfolio, and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.


         In  general,  the Fund  buys  only  high-quality  investments  that the
Manager   believes  present  minimal  credit  risk  at  the  time  of  purchase.
"High-quality" investments are:

o rated in one of the two highest short-term rating categories of two national rating organizations, or

o rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or

o unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.


CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Board of Directors of the Fund may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques involve risks, although some of them are designed to help reduce overall investment or market risks. The Statement of Additional Information contains more information about some of these practices.


Floating Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased only if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.


Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated securities of foreign banks that are payable in the U.S. or in London, England. It can also buy dollar-denominated securities of foreign branches of U.S. banks. These securities have investment risks different from obligations of domestic branches of U.S. banks. Risks that may affect the bank's ability to pay its debt include: o political and economic developments in the country in which the bank or branch is located, o imposition of withholding taxes on interest income payable on the securities, o seizure or nationalization of foreign deposits, o the establishment of exchange control regulations and o the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

         Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

Asset-Backed Securities. The Fund can invest in asset-backed investments. These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.

         These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

How the Fund is Managed


THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement which states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment advisor since January 1960. The Manager (including subsidiaries and affiliates) managed more than $125 billion in assets as of September 30, 2000, including investment companies, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

Portfolio Manager. Carol E. Wolf is the portfolio manager of the Fund. She is the person principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf has had this responsibility since November 1988. Ms. Wolf is a Senior Vice President of the Manager, and is an officer and portfolio manager of other Oppenheimer funds.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. The Fund's management fee for the fiscal year ended July 31, 2000 was 0.42% of the Fund's average annual net assets.


About Your Account


How Do You Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


     The Fund intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Fund receives Federal Funds from your purchase payment. Buying Shares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

         o Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares on a regular business day and to guarantee that the Fund's custodian bank will receive Federal Funds to pay for the shares by 2:00 P.M. on the next regular business day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.


Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. Your check should be in U.S. dollars and drawn on a U.S. bank so that dividends will begin to accrue on the next regular business day after the Distributor accepts your purchase order. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

         oPaying  by  Federal   Funds  Wire.   Shares   purchased   through  the
          Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

         o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) System. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details. Dividends begin to accrue on shares purchased this way on the business day after the Fund receives the ACH payment from your bank.

         o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.


         o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.


         o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.


         o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of shares of the Fund each day, at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day").
All references to time in this Prospectus mean "New York Time."

     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. Under a policy adopted by the Fund's Board of Directors, the Fund uses the amortized cost method to value its securities to determine net asset value. The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed the order will receive the next offering price that is determined after your order is received.

                 Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.


WHAT CLASS OF SHARES DOES THE FUND OFFER? The Fund offers investors one class of shares. Those shares are considered to be Class A shares for the purposes of exchanging them or reinvesting dividends among other Oppenheimer funds that offer more than one class of shares.


Special Investor Services


ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or

o have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.


         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.


         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.


PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.


         Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number.

  Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.


CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Fund shares that were purchased by reinvesting dividends from the Fund or another Oppenheimer fund account (except Oppenheimer Cash Reserves) or by exchanging shares from another Oppenheimer fund account on which you paid a sales charge, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use: Individual Retirement Accounts (IRAs.) These include regular IRAs, Roth IRAs, rollover and Education IRAs. SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations. 401(k) Plans. These are special retirement plans for businesses. Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares


         You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.


Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
         o    You wish to redeem $100,000 or more and receive a check
         o The redemption check is not payable to all shareholders listed on the account statement o The redemption check is not sent to the address of record on your account statement o Shares are being transferred to a Fund account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o a U.S. bank, trust company, credit union or savings association, or

o a foreign bank that has a U.S. correspondent bank,

o a U.S. registered dealer or broker in securities, municipal securities or government securities, or

o a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.


Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL? Write a letter to the Transfer Agent that includes: o Your name o The Fund's name o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as listed in the account statement, and

o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters Testamentary of an Executor).

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

Send courier or express mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231


HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular business day, the Transfer Agent must receive your call by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
         o  To   redeem   shares   through  a   service   representative,   call
         1.800.852.8457 o To redeem shares automatically on PhoneLink, call 1.800.533.3310

         o The check for proceeds of telephone redemptions will be payable to the shareholder(s) of record and will be sent to the address of record for the account.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.


Are There Limits On Amounts Redeemed By Telephone?


TelephoneRedemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.


CHECKWRITING. To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.


o Checks can be written to the order of whomever you wish but may not be cashed at the bank the checks are payable through or the Fund's custodian bank. o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

o Checks must be written for at least $100.

o Checks cannot be paid if they are written for more than your account  value.

o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

o Don't use your checks if you changed your Fund account number, until you receive new checks.


CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


Will I Pay a Sales Charge When I Sell My Shares? The Fund does not charge a fee when you redeem shares of this Fund that you bought directly or by reinvesting dividends or distributions from this Fund or another Oppenheimer fund. Generally, you will not pay a fee when you redeem shares of this Fund you bought by exchange of shares of another Oppenheimer fund. However,

o if you bought shares of this Fund by exchanging Class A shares of another Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and

o those shares are still subject to the Class A contingent deferred sales charge when you exchange them into this Fund, then

o you will pay the contingent deferred sales charge if you redeem those shares from this Fund within 18 months of the purchase date of the shares of the Fund you exchanged.

How to Exchange Shares

Shares of the Fund may be exchanged for Class A shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

o Shares of the fund selected for exchange must be available for sale in your state of residence.

o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.

o Before exchanging into a fund, you must obtain and read its prospectus. Shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class in other Oppenheimer funds. For example, you can exchange shares of this Fund only for Class A shares of another fund, and you can exchange only Class A shares of another Oppenheimer fund for shares of this Fund.

         You may pay a sales charge when you exchange shares of this Fund. Because shares of this Fund are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of this Fund purchased by reinvesting dividends or distributions from this Fund or other Oppenheimer funds (except Oppenheimer Cash Reserves), or when you exchange shares of this Fund purchased by exchange of shares of an eligible fund on which you paid a sales charge.

         For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.


         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:


Written Exchange Requests. Complete an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.


TelephoneExchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of: o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.


         o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
         o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
         o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.


Telephone transaction privileges for purchases, redemptions or exchanges may be modified,

suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions. It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, by AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink or Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

"Backup Withholding" of Federal income tax may be applied against taxable dividends,

distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within 30 days after the Transfer Agent receives your request to stop householding.

Dividends and Tax Information


DIVIDENDS. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Directors. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL GAINS. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

WHAT ARE YOUR CHOICES FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:


Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.


TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.


         Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Fund sends you after the end of the calendar year.


Remember, There May be Taxes on Transactions. Because the Fund seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.


Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past fiscal 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

 FINANCIAL HIGHLIGHTS

                                                                                                   YEAR       YEAR
                                                                                                  ENDED      ENDED
                                                                                               JULY 31,   DEC. 31,
                                                    2000        1999       1998        1997     1996(1)       1995
========================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00      $1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income and net realized gain         .05         .05        .05         .05         .03        .05
 Dividends and/or distributions to shareholders     (.05)       (.05)      (.05)       (.05)       (.03)      (.05)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00      $1.00
                                                  ======================================================================

========================================================================================================================
 TOTAL RETURN(2)                                    5.38%       4.61%      5.03%       4.83%       2.80%      5.40%
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)          $1,812      $1,496     $1,195      $1,014      $1,102       $818
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                 $1,712      $1,371     $1,114      $1,011      $  901       $855
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                              5.27%       4.51%      4.89%       4.73%       4.68%      5.19%
 Expenses                                           0.78%       0.78%      0.87%(4)    0.87%(4)    0.84%(4)   0.90%(4)


 1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.






                    22  OPPENHEIMER MONEY MARKET FUND, INC.

For More Information on Oppenheimer Money Market Fund, Inc.


The following additional information about the Fund is available without charge upon request:


STATEMENT OF ADDITIONAL INFORMATION

This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:

1.800.525.7048


By Mail:
Write to:

OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270


On the Internet:

You can send us a request by e-mail or read or down-load documents on the OppenheimerFunds web site: www.oppenheimerfunds.com


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.

SEC File No. 811-2454                         (logo)
PR0200.001.1100  Printed on recycled paper

APPENDIX TO PROSPECTUS OF
OPPENHEIMER  MONEY MARKET FUND, INC.


         Graphic material included in the Prospectus of Oppenheimer Money Market Fund, Inc.: "Annual Total Returns (% as of 12/31 each year)."

         A bar chart will be included in the Prospectus of Oppenheimer Money Market Fund, Inc. (the "Fund") depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the ten most recent calendar years. Set forth below are the relevant data points that will appear on the bar chart.

Calendar                       Oppenheimer
Year                     Money Market Fund, Inc.
Ended                            Shares


12/31/90                        7.99%
12/31/91                        5.87%
12/31/92                        3.47%
12/31/93                        2.71%
12/31/94                        3.76%
12/31/95                        5.40%
12/31/96                        4.78%
12/31/97                        4.94%
12/31/98                        4.91%
12/31/99                        4.71%

Oppenheimer Money Market Fund, Inc.


6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated November 22, 2000

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 22, 2000. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                 Page
About the Fund
Additional Information about the Fund's Investment Policies and Risks.......2
     The Fund's Investment Policies.........................................2
     Other Investment Strategies............................................6
     Investment Restrictions................................................8
How the Fund is Managed....................................................10
     Organization and History..............................................10
     Directors and Officers of the Fund....................................11
     The Manager...........................................................16
Performance of the Fund....................................................19

About Your Account
How To Buy Shares..........................................................21
How To Sell Shares.........................................................24
How To Exchange Shares.....................................................28
Dividends and Taxes........................................................30
Additional Information About the Fund......................................31

Financial Information About the Fund
Independent Auditors' Report...............................................32
Financial Statements.......................................................33

Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1

A B O U T   T H E   F U N D


Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek the maximum current income that is consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

         Ratings   of   Securities   --   Portfolio   Quality,    Maturity   and
Diversification. Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Fund's cash is kept.

         An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

         Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

         Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than:
         o 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or o 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

         Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

         If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Directors shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

         If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security. In making that determination, the Board may take into consideration default insurance coverage that the Fund shares with other money market funds managed by the Manager and an affiliate. If such coverage is available for a portion of the loss caused by the default and the security can only be sold at a depressed price, the Board may determine it is in the Fund's best interests not to sell that defaulted security. In that case, retention of the security would not violate Rule 2a-7. Due to coverage limits, exclusions and deductibles, there can be no assurance of the adequacy or availability of insurance coverage in the event a security is in default.

         The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch, Inc., and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.


     U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

         U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

         Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

         Among the U.S. Government Securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. These mortgage-backed securities include "pass-through" securities and "participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

         Time Deposits and Other Bank Obligations. The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are:

o foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),

o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or

o foreign branches of foreign banks.

          The Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus.

         The Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

         Insured Bank Obligations. The Federal Deposit Insurance Corporation insures the deposits of banks and savings and loan associations up to $100,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.


         Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. If the Fund invests in bank loan participation agreements, they are not expected to exceed 5% of the Fund's total assets. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.


         Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

         The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

         Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities. These entities must meet the credit requirements set forth by the Fund's Board of Directors from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

         Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Other Investment Strategies

         Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.



         Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

              Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 10% of the value of the Fund's total assets and are subject to other conditions described below. There are some risks in lending securities. The Fund could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities. The Fund presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

         The Fund may receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. Government securities or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

         When it lends securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Directors.

         The Fund will not lend its portfolio securities to any officer, Director, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.

         Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid securities the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

         There are restricted securities that are not illiquid that the Fund can buy. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

Investment Restrictions

         What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or o more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.


     Does  the  Fund  Have  Additional   Fundamental  Policies?   The  following
investment restrictions are fundamental policies of the Fund:

         o The Fund cannot invest more than 5% of its total assets in securities of any issuer (except the U.S. Government or its agencies or instrumentalities).

         o The Fund cannot concentrate investments in any particular industry; therefore the Fund will not purchase the securities of companies in any one industry if more than 25% of the value of the Fund's total assets would consist of securities of companies in that industry. Except for obligations of foreign branches of domestic banks, or obligations issued or guaranteed by foreign banks, the Fund's investments in U.S. government securities and bank obligations described in the prospectus are not included in this limitation.

         o The Fund cannot make loans, except through the purchase of the types of debt securities described in the Prospectus or through repurchase agreements; the Fund may also lend securities as described under "Loans of Portfolio Securities" in this Statement of Additional Information.

         o The Fund cannot borrow money in excess of 5% of the value of its total assets. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes and no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.

         o The Fund cannot invest more than 5% of the value of its total assets in securities of companies that have operated less than three years, including the operations of predecessors.

         o The Fund cannot invest in commodities or commodity contracts or invest in interests in oil, gas, or other mineral exploration or mineral development programs.

         o The Fund cannot invest in real estate. However, the Fund may purchase commercial paper issued by companies which invest in real estate or interests in real estate.

         o The Fund cannot purchase securities on margin or make short sales of securities.

         o The Fund cannot invest in or hold securities of any issuer if those officers and directors of the Fund or its advisor who beneficially own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

         o The Fund cannot underwrite securities of other companies.

         o The Fund cannot invest in securities of other investment companies.


         The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments in securities of issuers, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is a corporation organized in Maryland in 1973. The Fund is a diversified, open-end management investment company. The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Fund has a single class of shares of stock. While that class has no designation, it is deemed to be the equivalent of Class A for the purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer Funds. Shares of the Fund are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. There are no preemptive or conversion rights and shares participate equally in the assets of the Fund upon liquidation.

         o Meetings of Shareholders. As a Maryland corporation, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders.

         The Directors will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. If the Directors receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less, The Directors may take such other action as is permitted under the Investment Company Act.
Directors and Officers of the Fund. The Fund's Directors and officers and their principal occupations and business affiliations during the past five years are listed below. None of the Fund's Directors are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Directors are trustees or directors of the following NewYork-based Oppenheimer funds:


Oppenheimer California Municipal Fund     Oppenheimer International
                                             Small Company Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                 Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer U.S. Government Trust
Oppenheimer Global Growth &
          Income Fund                   Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special
            Minerals Fund               Oppenheimer Trinity Growth Fund
Oppenheimer Growth Fund                 Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund   Oppenheimer World Bond Fund



         Ms. Macaskill and Messrs. Bishop, Wixted, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of October 31, 2000, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue are trustees of that plan.



Leon Levy, Chairman of the Board of Directors, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey Partners, L.P. (investment partnership) (since 1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Director, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 - December 1997); Executive Vice President of the Manager (December 1977 - October
1995); Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation, an investment advisor subsidiary of the Manager.

Benjamin Lipstein, Director, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus   of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Elizabeth B. Moynihan, Director, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Director, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Director, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); President, Baruch College of the City University of New York; formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Director, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society.

Donald W. Spiro, Vice Chairman of the Board of Directors, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following positions: Chairman Emeritus (August 1991 - August 1999), Chairman (November 1987 - January 1991) and a director (January 1969 - August 1999) of the Manager; President and Director of the Distributor (July 1978 - January 1992).

Clayton K. Yeutter, Director, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Zurich Allied AG and Allied Zurich p.l.c. (insurance investment management); Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative.

Bridget A. Macaskill*, President, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994).of the Manager; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Carol E. Wolf, Vice President and Portfolio Manager, Age: 48.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since June 2000) of the Manager and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Vice President of the Manager (June 1990 - June 2000).

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.


Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 40. 6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.



         Remuneration of Directors. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Directors of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 2000. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the calendar year 1999.




                                                                                         Total
                                                               Retirement                Compensation
                                                               Benefits                  from all
                                   Aggregate                   Accrued                   New York-Based
    Director's                     Compensation                as Fund                   Oppenheimer Funds2
    Name and Position              from Fund1                  Expenses                  (29 Funds)
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Leon Levy                      $24,912                     $ 11,486                  $166,700
    Chairman
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Robert G. Galli3               $8,174                      0                         $177,715
    Study Committee Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Benjamin Lipstein              $22,814                     $11,209                   $144,100
    Study Committee
    Chairman Audit Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Elizabeth B. Moynihan          $11,742                     $3,568                    $101,500
    Study Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Kenneth A. Randall             $14,143                     $6,726                    $93,100
    Audit Committee
    Chairman
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Edward V. Regan                $7,417                      0                         $92,100
    Proxy Committee Chairman,
    Audit Committee Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Donald W. Spiro                $3,150                      0                         $10,250
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Russell S. Reynolds, Jr.       $7,773                      $2,224                    $68,900
    Proxy Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Clayton K. Yeutter4            $4,943                      0                         $51,675
    Proxy Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------


(1) Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Director.

(2) For the 1999 calendar year.

(3) Total compensation for the 1999 calendar year includes compensation received for serving as trustee (director) of ten other Oppenheimer funds.

(4) Includes $989 deferred under Deferred Compensation Plan described below.


         Deferred Compensation Plan for Directors. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under this plan will be determined based upon the performance of the selected funds.

         Deferral of Directors' fees under this plan will not materially affect the Fund's assets, liabilities or net income per share. This plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under this plan without shareholder approval for the limited purpose of determining the value of the Directors' deferred fee accounts.

         Retirement Plan for Directors. The Fund has adopted a retirement plan that provides for payment to retired Directors. Payments are up to 80% of the average compensation paid during a Director's five years of service in which the highest compensation was received. A Director must serve as trustee or director for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Director's retirement benefits will depend on the amount of the Director's future compensation and length of service. Therefore, the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

         Major Shareholders. As of October 31, 2000, the only person who owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares was the Manager (OppenheimerFunds, Inc.) which owned 126,143,737.13 shares (which was 6.80% of the outstanding shares of the Fund on that date), for its own account.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.

         Under the investment advisory agreement, the Manager guarantees that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and brokerage fees, shall not exceed the lesser of (a) 1% of the average annual net assets of the Fund, or (b) 25% of the total annual investment income of the Fund. The Manager undertakes to pay or refund to the Fund any amount by which such expenses shall exceed those limits. The payment of the management fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liability under this expense limitation.

Fiscal Year ending           Management Fee Paid to OppenheimerFunds, Inc.
      7/31


      1998                                                $4,829,036


      1999                                                $5,854,320


      2000                                                $7,172,648


         The investment advisory agreement states that in the absence of willful misfeasance the Manager is not liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based on its own investigation and research or upon investigation and research by any other individual, firm or corporation. That recommendation must have been made, and such other individual, firm or corporation must have been selected, with due care and in good faith. However, the Manager is not excused from liability for its willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties, under the investment advisory agreement.

         The investment advisory agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

         The Distributor. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Directors. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

         Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.




Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparisons with other investments:

         o Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model. o An investment in the Fund is not insured by the FDIC or any other government agency. o The Fund's yield is not fixed or guaranteed and will fluctuate.
         o Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         o Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded  effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return  (obtained as described  above),
         (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                                1/N
                                ( ERV       )
                                ( -----     ) - 1 = Average Annual Total Return
                                (   P       )


         o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


                                       ERV - P
                                       ________  = Total Return

                                          P


Yield            Compounded Effective  Average Annual Total Returns (at 7/31/00)
(7 days ende     Yield
7/31/00)        (7 days ended
                 7/31/00)

                                       1-Year         5 Years        10 Years
  5.90%          6.07%                  5.38%          4.97%           4.71%


Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.
         From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

         From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.


A B O U T   Y O U R   A C C O U N T


How to Buy Shares

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you select on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmission.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or your can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

     The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund
Oppenheimer  California Municipal Fund
Oppenheimer Capital Appreciation   Fund
Oppenheimer   Capital  Income  Fund
Oppenheimer   Capital Preservation  Fund
Oppenheimer  Champion  Income Fund
Oppenheimer  Convertible Securities Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Disciplined Allocation Fund
Oppenheimer  Disciplined  Value Fund
Oppenheimer  Discovery Fund
Oppenheimer  Emerging  Growth  Fund
Oppenheimer   Emerging   Technologies  Fund
Oppenheimer   Enterprise  Fund
Oppenheimer  Europe  Fund
Oppenheimer   Florida Municipal Fund
Oppenheimer  Global Fund
Oppenheimer  Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals Fund
Oppenheimer  Growth Fund
Oppenheimer High Yield Fund
Oppenheimer  Insured  Municipal Fund
Oppenheimer  Intermediate Municipal Fund
Oppenheimer  International  Bond Fund
Oppenheimer  International Growth Fund
Oppenheimer  International  Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Main Street Income & Growth Fund
Oppenheimer  Main Street  Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer  MidCap Fund
Oppenheimer  Multiple  Strategies Fund
Oppenheimer   Municipal  Bond  Fund
Oppenheimer  New  Jersey   Municipal  Fund
Oppenheimer  New York Municipal  Fund
Oppenheimer  Pennsylvania  Municipal Fund
Oppenheimer Quest Balanced Value Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer  Quest Global Value Fund, Inc.
Oppenheimer  Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund
Limited Term New York Municipal Fund
Rochester Fund Municipals
and the following money market funds:
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial  Government Trust
Centennial Money Market Trust
Centennial  New  York  Tax  Exempt  Trust
Centennial  Tax  Exempt  Trust
Oppenheimer Cash Reserves
Oppenheimer Money Market Fund, Inc.

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets by the total number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         The Fund's Board of Directors has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

         The Fund's Board of Directors has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of Directors, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Directors will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Directors to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Directors will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.





How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

         In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:

(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);

(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;

(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and (6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Director, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally the Exchange closes at 4:00 P.M. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the Account Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.





How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of this Fund are deemed to be "Class A Shares" for this purpose. You can obtain a current list of funds showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

o Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

o Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.

o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset - Fund may not be exchanged for shares of any other fund.

o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.


o Class A shares of Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchange for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.


o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.

o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of this Fund purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the Fund shares are purchased. If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, if you redeem your shares within 18 months of the retirement plan's first purchase or the retirement plan eliminates the Fund as a plan investment option within 18 months of selecting the Fund, a 1% contingent deferred sales charge will be imposed on the plan.

         o Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         o Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in, the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends and Taxes." Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Directors and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Fund's dividends will not be eligible for the dividends-received deduction for corporations.

         If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

         Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Fund as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any of the other Oppenheimer funds listed above. Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Money Market Fund, Inc. as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the seven-month period ended July 31, 1996, and the year ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the seven-month period ended July 31, 1996, and the year ended December 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

KPMG LLP

Denver, Colorado
August 21, 2000

STATEMENT OF INVESTMENTS July 31, 2000

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
===================================================================================
 DIRECT BANK OBLIGATIONS--2.7%
-----------------------------------------------------------------------------------
 Bank of America N.A.:
 6.64%, 10/2/00                                         $11,000,000   $ 11,000,000
-----------------------------------------------------------------------------------
 Canadian Imperial Bank of Commerce:
 6.66%, 10/18/00                                         38,000,000     38,000,000
                                                                      -------------
 Total Direct Bank Obligations                                          49,000,000

===================================================================================
 LETTERS OF CREDIT--9.9%
-----------------------------------------------------------------------------------
 Abbey National plc, guaranteeing commercial
 paper of Abbey National North America:
 6.52%, 10/24/00                                         20,000,000     19,695,733
-----------------------------------------------------------------------------------
 ABN Amro Bank NV, guaranteeing commercial
 paper of LaSalle Bank NA:
 6.78%, 8/30/00                                          30,000,000     30,000,000
-----------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial
 paper of Banco del Istmo SA:
 6.60%, 8/18/00                                          10,000,000      9,968,833
-----------------------------------------------------------------------------------
 Credit Local de France, guaranteeing commercial
 paper of Dexia CLF Finance Co.:
 6.59%, 9/13/00(1)                                       20,000,000     19,842,572
 6.60%, 9/15/00(1)                                       20,000,000     19,835,000
-----------------------------------------------------------------------------------
 Credit Suisse First Boston, guaranteeing commercial
 paper of Credit Suisse First Boston, Inc.:
 6.60%, 9/15/00(1)                                       10,000,000      9,917,500
-----------------------------------------------------------------------------------
 Deutsche Bank AG, guaranteeing commercial
 paper of Deutsche Bank Financial, Inc.:
 6.59%, 9/15/00                                           5,000,000      4,958,813
-----------------------------------------------------------------------------------
 First Union Corp., guaranteeing commercial
 paper of First Union National Bank:
 6.62%, 5/17/01(2)                                       35,000,000     35,000,000
-----------------------------------------------------------------------------------
 Keycorp, guaranteeing commercial paper
 of Key Bank NA:
 6.62%, 5/11/01(2)                                       10,000,000      9,998,449
-----------------------------------------------------------------------------------
 Societe Generale, guaranteeing commercial paper
 of Societe Generale North America:
 6.60%, 9/8/00                                           20,000,000     19,860,667
                                                                      -------------
 Total Letters of Credit                                               179,077,567

===================================================================================
 SHORT-TERM NOTES--87.9%
-----------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--2.7%
 BAE Systems Holdings, Inc.:
 6.59%, 9/14/00(1)                                        5,000,000      4,959,728
-----------------------------------------------------------------------------------
 Honeywell International, Inc.:
 6.63%, 11/13/00-11/17/00                                44,000,000     43,144,730
                                                                      -------------
                                                                        48,104,458




                     8 OPPENHEIMER MONEY MARKET FUND, INC.

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 ASSET-BACKED--15.7%
 AriesOne Metafolio Corp.:
 6.58%, 8/8/00(1)                                       $25,000,000   $ 24,968,014
-----------------------------------------------------------------------------------
 Asset Backed Capital Finance, Inc.:
 6.56%, 11/1/00(1)                                       16,000,000     15,731,769
 6.63%, 9/11/00(1)                                       10,000,000      9,924,492
-----------------------------------------------------------------------------------
 Asset Securitization Cooperative:
 6.58%, 8/25/00(1)                                       10,000,000      9,956,133
 6.60%, 9/13/00(1)                                       15,000,000     14,881,750
-----------------------------------------------------------------------------------
 Breeds Hill Capital Co. LLC, Series A:
 6.64%, 9/18/00(1)                                       37,000,000     36,672,427
-----------------------------------------------------------------------------------
 Eureka Securitization, Inc.:
 6.66%, 8/10/00(1)                                       19,000,000     18,968,365
-----------------------------------------------------------------------------------
 Halogen Capital Co. LLC, Series A:
 6.53%, 8/2/00(1)                                         8,000,000      7,998,549
-----------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 6.68%, 8/25/00(1)                                       13,000,000     12,941,933
-----------------------------------------------------------------------------------
 Moriarty Ltd.:
 6.55%, 8/10/00(1)                                       25,000,000     24,959,062
-----------------------------------------------------------------------------------
 Scaldis Capital LLC:
 6.55%, 10/17/00(1)                                      15,701,000     15,481,033
 6.62%, 9/14/00(1)                                        4,242,000      4,207,678
 6.70%, 8/21/00(1)                                       11,911,000     11,866,665
-----------------------------------------------------------------------------------
 Sigma Finance, Inc.:
 6.61%, 9/7/00(1)                                         7,000,000      6,952,445
 6.62%, 9/5/00(1)                                         5,000,000      4,967,819
 6.68%, 9/1/00(1)                                        31,500,000     31,318,805
-----------------------------------------------------------------------------------
 Variable Funding Capital Corp.:
 6.61%, 9/7/00(1)                                        10,000,000      9,931,961
-----------------------------------------------------------------------------------
 VVR Funding LLC:
 6.63%, 8/4/00(1)                                        12,281,000     12,274,266
 6.64%, 9/18/00(1)                                       10,711,000     10,616,172
                                                                      -------------
                                                                       284,619,338

-----------------------------------------------------------------------------------
 AUTOMOTIVE--2.4%
 DaimlerChrysler NA Holdings:
 6.61%, 11/30/00                                         20,000,000     19,555,661
 6.62%, 11/27/00                                         25,000,000     24,457,528
                                                                      -------------
                                                                        44,013,189

-----------------------------------------------------------------------------------
 BANKS--0.8%
 Wells Fargo Co.:
 6.52%, 10/23/00                                         15,500,000     15,267,001




                     9 OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF INVESTMENTS Continued

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 BEVERAGES--2.5%
 Coca-Cola Enterprises, Inc.:
 6.52%, 10/17/00(1)                                     $17,500,000   $ 17,255,953
 6.53%, 10/26/00(1)                                      15,000,000     14,766,008
 6.54%, 10/20/00(1)                                      13,000,000     12,811,067
                                                                      -------------
                                                                        44,833,028

-----------------------------------------------------------------------------------
 BROKER/DEALERS--14.0%
 Banc of America Securities LLC:
 6.887%, 8/1/00(2)                                       50,000,000     50,000,000
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.:
 6.679%, 2/14/01(2)                                      13,000,000     13,000,000
 6.695%, 3/1/01(2)                                       15,000,000     14,999,689
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc., Series B:
 6.68%, 4/12/01(2)                                       15,000,000     15,000,000
-----------------------------------------------------------------------------------
 Goldman Sachs Group LP:
 6.90%, 12/4/00                                          24,000,000     24,000,000
 6.92%, 12/6/00(3)                                       20,000,000     20,000,000
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.:
 6.60%, 7/5/01(2)                                        22,500,000     22,491,643
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., Series B:
 6.61%, 4/24/01(2)                                       20,000,000     19,997,143
-----------------------------------------------------------------------------------
 Morgan Stanley, Dean Witter & Co.:
 6.69%, 6/8/01(2)                                        34,980,000     34,980,000
-----------------------------------------------------------------------------------
 Morgan Stanley, Dean Witter & Co., Series C:
 6.91%, 3/15/01(2)                                        7,000,000      7,000,000
-----------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 6.50%, 8/3/00                                           25,000,000     24,990,972
 6.52%, 9/8/00                                            8,000,000      7,944,942
                                                                      -------------
                                                                       254,404,389

-----------------------------------------------------------------------------------
 CHEMICALS--0.8%
 BASF AG:
 6.64%, 11/27/00(1)                                      15,000,000     14,673,533
-----------------------------------------------------------------------------------
 COMMERCIAL FINANCE--4.3%
 CIT Group, Inc.:
 6.63%, 10/25/00                                         37,000,000     36,420,796
-----------------------------------------------------------------------------------
 Countrywide Home Loans, Series H:
 6.70%, 5/21/01(2)                                       32,000,000     31,997,490
-----------------------------------------------------------------------------------
 Homeside Lending, Inc.:
 6.53%, 10/23/00                                         10,000,000      9,849,447
                                                                      -------------
                                                                        78,267,733




                     10 OPPENHEIMER MONEY MARKET FUND, INC.

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 CONSUMER SERVICES--2.7%
 Block Financial Corp.:
 6.57%, 8/29/00(1)                                      $16,500,000  $  16,415,685
 6.58%, 8/18/00(1)                                        9,000,000      8,972,035
 6.59%, 8/28/00(1)                                       17,000,000     16,915,977
-----------------------------------------------------------------------------------
 Prudential Funding Corp.:
 6.66%, 8/30/00                                           6,500,000      6,465,127
                                                                      -------------
                                                                        48,768,824

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--8.5%
 Associates Corp. of North America:
 6.65%, 8/1/00                                           43,500,000     43,500,000
-----------------------------------------------------------------------------------
 Ford Motor Credit Co.:
 6.52%, 8/9/00                                           25,000,000     24,963,778
-----------------------------------------------------------------------------------
 GE Capital International Funding, Inc.:
 6.62%, 10/11/00(1)                                      15,000,000     14,804,158
-----------------------------------------------------------------------------------
 General Electric Capital Corp.:
 6.68%, 8/30/00                                          22,000,000     21,881,616
-----------------------------------------------------------------------------------
 Household International, Inc.:
 6.61%, 8/18/00(1)                                       18,100,000     18,043,503
-----------------------------------------------------------------------------------
 National Rural Utilities Cooperative Finance Corp.:
 6.61%, 9/14/00                                          10,000,000      9,919,578
 6.66%, 8/17/00                                          20,000,000     19,940,800
                                                                      -------------
                                                                       153,053,433

-----------------------------------------------------------------------------------
 DIVERSIFIED MEDIA--2.2%
 Omnicom Finance Inc.:
 6.58%, 8/23/00-8/24/00(1)                               40,500,000     40,333,398
-----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.1%
 Ameren Corp.:
 6.53%, 8/29/00                                          20,000,000     19,898,422
-----------------------------------------------------------------------------------
 Edison International:
 6.55%, 8/31/00(1)                                       20,500,000     20,388,104
 6.63%, 9/5/00(1)                                        15,000,000     14,903,313
                                                                      -------------
                                                                        55,189,839

-----------------------------------------------------------------------------------
 INSURANCE--13.6%
 Aegon Funding Corp.:
 6.58%, 9/5/00(1)                                         6,000,000      5,961,617
 6.59%, 9/8/00(1)                                        10,000,000      9,930,333
 6.62%, 12/7/00(1)                                       10,000,000      9,764,622
-----------------------------------------------------------------------------------
 AIG Life Insurance Co.:
 6.645%, 5/31/01(2),(3)                                  20,000,000     20,000,000
-----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A:
 6.63%, 9/15/00                                           4,200,000      4,165,193
 6.64%, 9/11/00                                          15,700,000     15,581,273




                     11 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 INSURANCE Continued
 Jackson National Life Insurance Co.:
 6.65%, 8/1/00(2)                                      $  2,000,000  $   2,000,000
 6.66%, 3/1/01(2)                                        30,000,000     30,000,000
-----------------------------------------------------------------------------------
 Marsh USA, Inc.:
 6.62%, 12/8/00(1)                                       20,000,000     19,525,567
-----------------------------------------------------------------------------------
 Metropolitan Life Insurance Co.:
 6.895%, 8/1/00(2)                                       33,000,000     33,000,000
-----------------------------------------------------------------------------------
 Pacific Life Insurance Co.:
 6.661%, 8/1/00(2,3)                                     20,000,000     20,000,000
-----------------------------------------------------------------------------------
 Prudential Life Insurance Co.:
 6.78%, 1/31/03(2)                                       25,000,000     25,000,000
-----------------------------------------------------------------------------------
 Teachers Insurance & Annuity Assn. of America:
 6.62%, 8/1/00(1)                                        41,000,000     41,000,000
-----------------------------------------------------------------------------------
 Travelers Insurance Co.:
 6.704%, 10/5/00(2,3)                                    10,000,000     10,000,000
                                                                     --------------
                                                                       245,928,605

-----------------------------------------------------------------------------------
 LEASING & FACTORING--2.3%
 American Honda Finance Corp.:
 6.613%, 8/16/00(2),(4)                                  22,000,000     21,996,471
 6.636%, 8/16/00(2),(4)                                  20,000,000     19,998,985
                                                                     --------------
                                                                        41,995,456

-----------------------------------------------------------------------------------
 MANUFACTURING--2.4%
 Eaton Corp.:
 6.63%, 8/30/00(1)                                       10,000,000      9,946,592
 6.70%, 11/8/00-11/9/00(1)                               34,500,000     33,859,685
                                                                     --------------
                                                                        43,806,277

-----------------------------------------------------------------------------------
 OIL: DOMESTIC--1.4%
 Motiva Enterprises LLC:
 6.54%, 10/26/00                                         25,000,000     24,609,417
-----------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--2.7%
 Forrestal Funding Master Trust, Series 1999-A:
 6.60%, 8/11/00(4)                                       10,000,000      9,981,667
-----------------------------------------------------------------------------------
 KZH-KMS Corp.:
 6.54%, 8/16/00-8/23/00(1)                               38,863,000     38,731,012
                                                                     --------------
                                                                        48,712,679




                     12 OPPENHEIMER MONEY MARKET FUND, INC.

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------
 TELECOMMUNICATIONS-TECHNOLOGY--4.7%
 Alcatel SA:
 6.57%, 8/7/00(1)                                       $15,000,000    $   14,983,575
 6.60%, 9/7/00(1)                                         5,000,000         4,966,083
--------------------------------------------------------------------------------------
 SBC Communications, Inc.:
 6.55%, 8/3/00(1)                                        20,000,000        19,992,722
--------------------------------------------------------------------------------------
 Vodafone Air Touch plc-MTC:
 6.54%, 8/9/00(1)                                         5,000,000         4,992,733
 6.862%, 6/5/01(2),(3)                                   40,000,000        39,997,003
                                                                       ---------------
                                                                           84,932,116

--------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--1.1%
 AT&T Corp.:
 6.752%, 7/13/01(1),(2)                                  20,500,000        20,500,000
                                                                       ---------------
 Total Short-Term Notes                                                 1,592,012,713
--------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE                                 100.5%     1,820,090,280
--------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.5)        (8,481,358)
                                                        ------------------------------
 NET ASSETS                                                  100.0%    $1,811,608,922
                                                        ==============================


 Footnotes to Statements of Investments

 SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

 1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $763,691,837, or 42.16% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

 2. Represents the current interest rate for a variable or increasing rate security.

 3. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.

 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $51,977,123 or 2.87% of the Fund's net assets as of July 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     13 OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF ASSETS AND LIABILITIES July 31, 2000

===================================================================================
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value--see accompanying statement                $  1,820,090,280
-----------------------------------------------------------------------------------
 Cash                                                                    3,307,662
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                           16,181,452
 Interest                                                                3,663,858
 Other                                                                     285,986
                                                                  -----------------
 Total assets                                                        1,843,529,238

===================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of capital stock redeemed                                       28,193,698
 Dividends                                                               2,261,931
 Transfer and shareholder servicing agent fees                             805,252
 Directors' compensation                                                   240,371
 Other                                                                     419,064
                                                                  -----------------
 Total liabilities                                                      31,920,316

===================================================================================
 NET ASSETS                                                       $  1,811,608,922
                                                                  =================

===================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of capital stock                             $    181,171,625
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,630,394,848
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                   42,449
                                                                  -----------------
 NET ASSETS (applicable to 1,811,716,250 shares of capital
 stock outstanding)                                               $  1,811,608,922
                                                                  =================

===================================================================================
 NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE              $1.00
                                                                   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     14 OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF OPERATIONS For the Year Ended July 31, 2000

===================================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                             $103,538,643

===================================================================================
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         7,172,648
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                           4,623,944
-----------------------------------------------------------------------------------
 Shareholder reports                                                       905,870
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                               105,209
-----------------------------------------------------------------------------------
 Directors' compensation                                                   105,068
-----------------------------------------------------------------------------------
 Other                                                                     403,290
                                                                      -------------
 Total expenses                                                         13,316,029
                                                                      -------------
 Less expenses paid indirectly                                             (26,930)
                                                                      -------------
 Net expenses                                                           13,289,099

===================================================================================
 NET INVESTMENT INCOME                                                  90,249,544

===================================================================================
 NET REALIZED GAIN ON INVESTMENTS                                              106

===================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 90,249,650
                                                                      =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     15 OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                              2000                 1999
============================================================================================
 OPERATIONS
--------------------------------------------------------------------------------------------
 Net investment income                                  $   90,249,544       $   61,850,009
--------------------------------------------------------------------------------------------
 Net realized gain                                                 106               39,387
                                                        ------------------------------------
 Net increase in net assets resulting from operations       90,249,650           61,889,396

============================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS            (90,249,544)         (61,850,009)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
============================================================================================
 CAPITAL STOCK TRANSACTIONS
 Net increase in net assets resulting from
 beneficial interest transactions                          315,163,290          301,662,160

============================================================================================
 NET ASSETS
--------------------------------------------------------------------------------------------
 Total increase                                            315,163,396          301,701,547
--------------------------------------------------------------------------------------------
 Beginning of period                                     1,496,445,526        1,194,743,979
                                                        ------------------------------------
 End of period                                          $1,811,608,922       $1,496,445,526
                                                        ====================================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                     16 OPPENHEIMER MONEY MARKET FUND, INC.

 FINANCIAL HIGHLIGHTS

                                                                                                   YEAR       YEAR
                                                                                                  ENDED      ENDED
                                                                                               JULY 31,   DEC. 31,
                                                    2000        1999       1998        1997     1996(1)       1995
========================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00      $1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income and net realized gain         .05         .05        .05         .05         .03        .05
 Dividends and/or distributions to shareholders     (.05)       (.05)      (.05)       (.05)       (.03)      (.05)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00      $1.00
                                                  ======================================================================

========================================================================================================================
 TOTAL RETURN(2)                                    5.38%       4.61%      5.03%       4.83%       2.80%      5.40%
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)          $1,812      $1,496     $1,195      $1,014      $1,102       $818
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                 $1,712      $1,371     $1,114      $1,011      $  901       $855
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                              5.27%       4.51%      4.89%       4.73%       4.68%      5.19%
 Expenses                                           0.78%       0.78%      0.87%(4)    0.87%(4)    0.84%(4)   0.90%(4)


 1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                     17 OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2000, a provision of $35,213 was made for the Fund's projected benefit obligations and payments of $9,279 were made to retired directors, resulting in an accumulated liability of $222,731 as of July 31, 2000.

       The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.




                     18 OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. CAPITAL STOCK

 The Fund has authorized 5 billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                                 YEAR ENDED JULY 31, 2000             YEAR ENDED JULY 31, 1999
                                               SHARES              AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------
 Sold                                   5,480,169,730     $ 5,480,169,730     3,609,705,072     $ 3,609,705,072
 Dividends and/or
 distributions reinvested                  85,045,783          85,045,783        58,739,770          58,739,770
 Redeemed                              (5,250,052,223)     (5,250,052,223)   (3,366,782,682)     (3,366,782,682)
                                       -------------------------------------------------------------------------
 Net increase                             315,163,290       $ 315,163,290       301,662,160       $ 301,662,160
                                       =========================================================================

================================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of net assets in excess of $1.5 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund. The Fund's management fee for the year ended July 31, 2000, was an annualized rate of 0.42%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.



                     19 OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS CONTINUED

================================================================================
4. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2000 was $109,997,003, which represents 6.07% of the Fund's net assets, of which $10,000,000 is considered restricted. Information concerning restricted securities is as follows:

                                                                                             VALUATION
                                                                                        PER UNIT AS OF
SECURITY                                         ACQUISITION DATE    COST PER UNIT       JULY 31, 2000
------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES
Travelers Insurance Co., 6.704%, 10/5/00                  10/1/99            $1.00               $1.00

                                   Appendix A


                        Description of Securities Ratings



Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc.  ("Moody's")


The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Rating Services ("S&P")


The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").


Fitch, Inc. ("Fitch")


("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.


THOMSON FINANCIAL BANKWATCH ("TBW")


The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.



Moody's Investors Service, Inc.  ("Moody's")

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.


Standard & Poor's Rating Services ("S&P")


Bonds (including municipal bonds) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch, Inc. ("Fitch")


AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because  bonds  rated  in  the  "AAA"  and  "AA"   categories  are  not
significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".


THOMSON FINANCIAL BANKWATCH ("TBW")


TBW issues the following ratings for companies.

Investment Grade. Long-Term Debt Ratings assigned by TBW also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the long-term debt rating decisions.

AAA: Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issuers rated in the highest category.

Global Issuer Ratings. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

A: The company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                       B-1
                                   Appendix B



                            Industry Classifications


Aerospace/Defense                               Food and Drug Retailers
Air Transportation                              Gas Utilities
Asset-Backed                                    Health Care/Drugs
Auto Parts and Equipment                        Health Care/Supplies & Services
Automotive                                      Homebuilders/Real Estate
Bank Holding Companies                          Hotel/Gaming
Banks                                           Industrial Services
Beverages                                       Information Technology
Broadcasting                                    Insurance
Broker-Dealers                                  Leasing & Factoring
Building Materials                              Leisure
Cable Television                                Manufacturing
Chemicals                                       Metals/Mining
Commercial Finance                              Nondurable Household Goods
Communication Equipment                         Office Equipment
Computer Hardware                               Oil - Domestic
Computer Software                               Oil - International
Conglomerates                                   Paper
Consumer Finance                                Photography
Consumer Services                               Publishing
Containers                                      Railroads & Truckers
Convenience Stores                              Restaurants
Department Stores                               Savings & Loans
Diversified Financial                           Shipping
Diversified Media                               Special Purpose Financial
Drug Wholesalers                                Specialty Printing
Durable Household Goods                         Specialty Retailing
Education                                       Steel
Electric Utilities                        Telecommunications - Long Distance
Electrical Equipment                           Telephone - Utility
Electronics                                Textile, Apparel & Home Furnishings
Energy Services                                Tobacco
Entertainment/Film                             Trucks and Parts
Environmental                                  Wireless Services
Food

Oppenheimer Money Market Fund, Inc.


Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.525.7048
Web Site: http://www.oppenheimerfunds.com

Custodian bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG LLP
707 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Mayer Brown & Platt
1675 Broadway
New York, New York 10019-5820

       1234

PX0200.001.1199

                       OPPENHEIMER MONEY MARKET FUND, INC.

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a) (i) Articles of Incorporation dated December 13, 1973: Previously filed with Registrants Registration Statement on Form S-5, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)  Articles of Amendment of Articles of  Incorporation  dated April 10, 1974:
Previously filed with Registrants Post-Effective Amendment No. 3, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(iii)  Articles of  Amendment of Articles of  Incorporation  dated July 9, 1975:
Previously filed with Registrants Post-Effective Amendment No.9, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iv) Articles of Amendment of Articles of Incorporation dated December 13, 1979:
Previously filed with Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(v)  Articles of  Amendment  of Articles of  Incorporation  dated May 22,  1980:
Previously filed with Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(vi)  Articles of  Amendment of Articles of  Incorporation  dated June 16, 1980:
Previously filed with Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(vii)  Articles of  Amendment of Articles of  Incorporation  dated July 2, 1981:
Previously filed with Registrants Post-Effective Amendment No. 26, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(viii) Articles of Amendment of Articles of Incorporation dated February 23, 1982: Previously filed with Registrants Post-Effective Amendment No. 27, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ix) Articles of Amendment of Articles of  Incorporation  dated August 30, 1982:
Previously filed with Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(b) Revised and Re-stated By-Laws dated June 4, 1998: Previously filed with Registrants Post-Effective Amendment No. 60, (11/23/98), and incorporated herein by reference.


(c)   Specimen   Stock   Certificate:   Previously   filed   with   Registrant's
Post-Effective   Amendment  No.  61  (11/17/99),   and  incorporated  herein  by
reference.


(d) Investment Advisory Agreement dated October 22, 1990: Previously filed with Post-Effective Amendment No. 45 (3/1/91), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's Post-Effective Amendment No. 50 (4/22/93), refiled with Registrants Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and, incorporated herein by reference.

(iii) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and, incorporated herein by reference.

(iv) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and, incorporated herein by reference.

(f) (i) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990; Previously filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii) Form of Deferred  Compensation Plan for  Disinterested  Trustees/Directors:
Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference. Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.








(g) (i) Amendment dated April 16, 1974 to the Custodian Agreement: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

Amended dated December 15, 1975 to the Custodian Agreement: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

Amendment dated March, 1978 to the Custodian Agreement: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

Amended dated August 13, 1980 to the Custodian Agreement: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(v) Amendment dated September 28, 1984 to the Custodian Agreement: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.


(h)      Not applicable.

(i) Opinion and Consent of Counsel dated February 28, 1974: Previously filed with Registrant's Registration Statement, refiled with Registrant's Post-Effective Amendment No. 54, (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j) Independent Auditors' Consent: Filed herewith

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.


(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/22/00: Filed herewith.

(o)      Reserved

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Registration Statement of Oppenheimer Emerging Technologies Fund (Reg. No. 33-32108), March 10, 2000, and incorporated herein by reference. -- Powers of Attorney for all Trustees/Directors: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/4/99, and incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

         Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.



Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position                      Other Business and Connections
with OppenheimerFunds, Inc.                          During the Past Two Years


Amy Adamshick,
Vice President


Charles E. Albers,

Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Chartered         Financial
                                                     Analyst.


Edward Amberger,

Assistant Vice President                             None.

Janette Aprilante,
Assistant Vice President                             None.


Victor Babin,
Senior Vice President                                None.


Bruce L. Bartlett,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


George Batejan,
Executive Vice President/
Chief Information Officer     Formerly Senior Vice President (until May 1998).


Connie Bechtolt,
Assistant Vice President                             None.

Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,

Vice President                                       None.

Mark Binning
Assistant Vice President                             None.


Robert J. Bishop,
Vice                                                 President Vice President of
                                                     Mutual   Fund    Accounting
                                                     (since   May   1996);    an
                                                     officer       of      other
                                                     Oppenheimer funds.


John R. Blomfield,
Vice President                                       None.


Chad Boll,
Assistant Vice President                             None

Scott Brooks,
Vice President                                       None.


Jeffrey Burns,
Vice President, Assistant Counsel

     Stradley, Ronen Stevens and Young, LLP (February 1998-September 1999).

Bruce Burroughs,
Vice President


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division

     Formerly, Assistant Vice President of Rochester Fund Services, Inc.


Michael A. Carbuto,

Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial Asset Management
                                                     Corporation.

John Cardillo,
Assistant Vice President                             None.


Elisa Chrysanthis

Assistant Vice President                             None.

H.C. Digby Clements,

Vice President: Rochester Division                   None.

O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director

     Chairman of the Board and a director (since June 1999) and Senior Managing Director (since December 1998) of HarbourView Asset Management Corporation; a director (since March 2000) of OFI Private Investments, Inc.; Trustee (1993) of Awhtolia College - Greece; formerly Chief Executive Officer of HarbourView Asset Management Corporation (December 1998 - June 1999).

John Davis
Assistant Vice President          EAB Financial (April 1998-February 1999).


Robert A. Densen,
Senior Vice President                                None.


Ruggero de'Rossi
Vice President                 Formerly, Chief Strategist at ING Barings (July
                                 1998 - March 2000).


Sheri Devereux,
Vice President                                       None.


Max Dietshe
Vice President                          Deloitte & Touche LLP (1989-1999).


Craig P. Dinsell

Executive Vice President                             None.


John Doney,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.



Andrew J. Donohue,
Executive Vice President,

General Counsel and Director

Executive Vice President  (since  September  1993) and a director (since January
1992) of the Distributor; Executive Vice President, General Counsel (since September 1995) and a director (since August 1994) of HarbourView Asset
Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May
2000);  President  and a director of  Centennial  Asset  Management  Corporation
(since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Bruce Dunbar,
Vice President                                       None.


Daniel Engstrom,
Assistant Vice President                             None.


Armond Erpf
Assistant Vice President                             None.


George Evans,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.


Edward N. Everett,

Assistant Vice President                             None.

George Fahey,
Vice President                                       None.


Leslie A. Falconio,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer  funds
                                                     (since 6/99).


Scott Farrar,

Vice                                                 President         Assistant
                                                     Treasurer  of   Oppenheimer
                                                     Millennium Funds plc (since
                                                     October  1997);  an officer
                                                     of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary

Vice President and Secretary of the Distributor; Secretary and Director of Centennial Asset Management Corporation; Vice President and Secretary of
Oppenheimer  Real  Asset  Management,   Inc.;  Secretary  of  HarbourView  Asset
Management Corporation, Oppenheimer Partnership Holdings, Inc., Shareholder Financial Services, Inc. and Shareholder Services, Inc.


Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division

An officer, Director and/or portfolio manager of certain Oppenheimer funds; presently he holds the following other positions: Director (since 1995) of ICI Mutual Insurance Company; Governor (since 1994) of St. John's College; Director (since 1994 - present) of International Museum of Photography at George Eastman House..

David Foxhoven,
Assistant Vice President

Formerly Manager, Banking Operations Department (July 1996 - November 1998).

Colleen Franca,
Assistant Vice President                             None.

Crystal French
Vice President                                       None.

Dan Gangemi,
Vice President                                       None.

Subrata Ghose
Assistant Vice President

Formerly, Equity Analyst at Fidelity Investments (1995 - March 2000).

Charles Gilbert,
Assistant Vice President                             None.

Alan Gilston,
Vice President                                       None.

Jill Glazerman,
Vice President                                       None.

Paul Goldenberg,
Vice President


Mikhail Goldverg
Assistant Vice President                             None.

Laura Granger,
Vice President

Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director

Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice President of HarbourView Asset Management Corporation; President. Chief Executive Officer and director of PIMCO Trust Company; director of OppenheimerFunds, Legacy Program (charitable trust program); Vice President of OFI Private Investments, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President                                None.

Robert Guy,
Senior Vice President                                None.

Robert Haley,
Assistant Vice President                             None.

Kelly Haney,
Assistant Vice President

Thomas B. Hayes,
Vice President                                       None.

Dorothy Hirshman,
Assistant Vice President                             None

Merryl Hoffman,
Vice President and
Senior Counsel                                       None

Merrell Hora,
Assistant Vice President                             None.

Scott T. Huebl,
Vice President                                       None.

James Hyland,
Assistant                                            Vice   President   Formerly
                                                     Manager     of     Customer
                                                     Research   for   Prudential
                                                     Investments  (February 1998
                                                     - July 1999).


David Hyun,
Vice                                                 President          Formerly
                                                     portfolio          manager,
                                                     technology    analyst   and
                                                     research  associate at Fred
                                                     Alger   Management,    Inc.
                                                     (August 1993 - June 2000).

Steve Ilnitzki,
Senior Vice President

Formerly Vice President of Product Management at Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President                                       None.

William Jaume,
Vice President

Senior Vice President (since April 2000) of HarbourView Asset Management Corporation.

Frank Jennings,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President                             None.

Deborah Kaback,
Vice President and
Senior Counsel

Senior Vice President and Deputy General Counsel of Oppenheimer Capital (April 1989-November 1999).

Lewis Kamman
Vice President

Senior   Consultant   for  Bell  Atlantic   Network   Integration,   Inc.  (June
1997-December 1998).

Jennifer Kane
Assistant Vice President                             None.

Lynn Oberist Keeshan
Senior                                               Vice   President   Formerly
                                                     (until   March  1999)  Vice
                                                     President,         Business
                                                     Development and Treasury at
                                                     Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President                                None.

Erica Klein,
Assistant Vice President                             None.

Walter Konops,
Assistant Vice President                             None.

Avram Kornberg,
Senior Vice President                                None.

Jimmy Kourkoulakos,
Assistant Vice President.                            None.

John Kowalik,
Senior                                               Vice  President  An officer
                                                     and/or  portfolio   manager
                                                     for                 certain
                                                     OppenheimerFunds.

Joseph Krist,
Assistant Vice President                             None.

Christopher Leavy
Senior                                               Vice     President     Vice
                                                     President   and   Portfolio
                                                     Manager  at Morgan  Stanley
                                                     Investment       Management
                                                     (1997-September  2000)  and
                                                     an  Analyst  and  Portfolio
                                                     Manager  at  Crestar  Asset
                                                     Management (1995-1997).

Michael Levine,
Vice President                                       None.

Shanquan Li,
Vice President                                       None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                                      None.

Malissa Lischin
Assistant Vice President

Formerly Associate Manager, Investment Management Analyst at Prudential (1996 - March 2000).

David Mabry,
Vice President                                       None.

Bridget Macaskill, Chairman, Chief Executive Officer and Director President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since October
1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of
Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management
Corporation (since July 1991) and of Oppenheimer Real Asset Management, Inc. (since July 1996), investment adviser subsidiaries of the Manager; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Steve Macchia,
Vice President                                       None.

Marianne Manzolillo,
Assistant Vice President

Philip T. Masterson,
Vice President                                       None.

Loretta McCarthy,
Executive Vice President                             None.

Lisa Migan,
Assistant Vice President                             None.

Andrew J. Mika
Senior                                               Vice  President  Formerly a
                                                     Second Vice  President  for
                                                     Guardian  Investments (June
                                                     1990 - October 1999).

Joy Milan
Assistant Vice President                             None.

Denis R. Molleur,
Vice President and
Senior Counsel                                       None.

Nikolaos Monoyios,
Vice President A Vice President and/or portfolio manager of certain Oppenheimer funds.

Margaret Mudd
Assistant                                            Vice   President   Formerly
                                                     Vice       President      -
                                                     Syndications  of Sanwa Bank
                                                     California  (January 1998 -
                                                     September 1999).

John Murphy,
President, Chief Operating
Officer                                              and  Director  President of
                                                     MassMutual    Institutional
                                                     Funds  and the  MML  Series
                                                     Funds until September 2000.

Kenneth Nadler,
Vice President                                       None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Ray Olson,
Assistant Vice President                             None.

Gina M. Palmieri,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer  funds
                                                     (since June 1999).

Frank Pavlak,
Vice President

Formerly. Branch Chief of Investment Company Examinations at U.S. Securities and Exchange Commission (January 1981 - December 1998).

James Phillips
Assistant Vice President                             None.

David Pellegrino
Vice President                                       None.

Jane Putnam,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President                             None.

Julie Radtke,
Vice President                                       None.

Thomas Reedy,
Vice                                                 President   Vice  President
                                                     (since   April   1999)   of
                                                     HarbourView           Asset
                                                     Management Corporation;  an
                                                     officer  and/or   portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds.

John Reinhardt,
Vice President: Rochester Division                   None

David Robertson,
Senior Vice President

Jeffrey Rosen,
Vice President                                       None.

Marci Rossell,
Vice President and
Corporate Economist        Economist   with  Federal   Reserve
                           Bank of Dallas (April 1996 - March 1999).

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President                             None.

James Ruff,
Executive                                            Vice  President   President
                                                     and    director    of   the
                                                     Distributor; Vice President
                                                     (since  March  2000) of OFI
                                                     Private Investments, Inc.

Andrew Ruotolo
Executive Vice President

President and director of Shareholder Services, Inc.; formerly Chief Operations Officer for American International Group (August 1997-September 1999).

Rohit Sah,
Assistant Vice President                             None.

Valerie Sanders,
Vice President                                       None.

Kenneth Schlupp
Assistant Vice President

Assistant Vice President (since March 2000) of OFI Private Investments, Inc.

Jeff Schneider,
Vice President

Formerly (until May 1999) Director, Personal Decisions International.

Ellen Schoenfeld,
Vice President                                       None.

Allan Sedmak
Assistant Vice President                             None.

Jennifer Sexton,
Vice President                                       None.

Martha Shapiro,
Assistant Vice President                             None.

Connie Song,
Assistant Vice President                             None.

Richard Soper,
Vice President                                       None.

Keith Spencer,
Vice President                                       None.

Cathleen Stahl,
Vice President

Assistant Vice President & Manager of Women & Investing Program

Richard A. Stein,
Vice President: Rochester Division

Assistant Vice President (since 1995) of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jayne Stevlingson,
Vice President                                       None.

Gregg Stitt,
Assistant Vice President                             None.

John Stoma,
Senior Vice President                                None.

Deborah Sullivan,
Assistant Vice President,
Assistant Counsel

Kevin Surrett,
Assistant Vice President

Assistant Vice President of Product Development At Evergreen Investor Services, Inc. (June 1995 - May 1999).

James C. Swain,
Vice                                                 Chairman   of   the   Board
                                                     Chairman,  CEO and Trustee,
                                                     Director     or    Managing
                                                     Partner of the Denver-based
                                                     Oppenheimer          Funds;
                                                     formerly,   President   and
                                                     Director   of    Centennial
                                                     Asset            Management
                                                     Corporation and Chairman of
                                                     the  Board  of  Shareholder
                                                     Services, Inc.

Susan Switzer,
Assistant Vice President                             None.

Anthony A. Tanner,
Vice President: Rochester Division                   None.

Paul Temple,
Vice President

Formerly  (until May 2000) Director of Product  Development at  Prudential.

Angela Uttaro,
Assistant Vice President                             None.

Mark Vandehey,
Vice President                                       None.

Maureen VanNorstrand,
Assistant Vice President                             None.

Annette Von Brandis,
Assistant Vice President                             None.

Phillip Vottiero,
Vice President

Chief Financial officer for the Sovlink Group (April 1996 - June 1999).

Sloan Walker
Vice President

Teresa Ward,
Vice President                                       None.

Jerry Webman,
Senior Vice President

Senior Investment Officer, Director of Fixed Income.

Barry Weiss,
Assistant Vice President                  Fitch IBCA (1996 - January 2000)

Christine Wells,
Vice President                                       None.

Joseph Welsh,
Assistant Vice President                             None.

Catherine White,
Assistant Vice President

William L. Wilby,
Senior                                               Vice    President    Senior
                                                     Investment         Officer,
                                                     Director  of  International
                                                     Equities;    Senior    Vice
                                                     President  of   HarbourView
                                                     Asset            Management
                                                     Corporation.

Donna Winn,
Senior Vice President     Vice   President   (since   March   2000)   of
                          OFI   Private Investments, Inc.

Brian W. Wixted,
Senior Vice President and
Treasurer

Treasurer  (since  March  1999) of  HarbourView  Asset  Management  Corporation,
Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999).

Carol Wolf,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     serves   on  the  Board  of
                                                     Chinese  Children  Adoption
                                                     International       Parents
                                                     Council,    Supporters   of
                                                     Children,  and the Advisory
                                                     Board of Denver  Children's
                                                     Hospital           Oncology
                                                     Department.

Kurt Wolfgruber
Senior Vice President

Senior Investment Officer, Director of Domestic Equities; member of the Investment Product Review Committee and the Executive Committee of HarbourView Asset Management Corporation; formerly (until April 2000) a Managing Director and Portfolio Manager at J.P. Morgan Investment Management, Inc.

Caleb Wong,
Vice President

An officer and/or  portfolio  manager of certain  Oppenheimer  funds (since June
1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel

Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989), OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Neal Zamore,
Vice President

Director e-Commerce; formerly (until May 2000) Vice President at GE Capital.

Mark Zavanelli,
Assistant Vice President                             None.

Arthur J. Zimmer,
Senior                                               Vice President  Senior Vice
                                                     President    (since   April
                                                     1999) of HarbourView  Asset
                                                     Management     Corporation;
                                                     Vice      President      of
                                                     Centennial Asset Management
                                                     Corporation;   an   officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Susan Zimmerman,
Vice President                                       None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

                  New York-based Oppenheimer Funds

                  Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Capital Preservation Fund Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Trinity Core Fund Oppenheimer Trinity Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

                  Quest/Rochester Funds

                  Limited Term New York Municipal Fund
                  Oppenheimer Convertible Securities Fund
                  Oppenheimer MidCap Fund
                  Oppenheimer Quest Capital Value Fund, Inc.
                  Oppenheimer Quest For Value Funds
                  Oppenheimer Quest Global Value Fund, Inc.
                  Oppenheimer Quest Value Fund, Inc.
                  Rochester Fund Municipals

                  Denver-based Oppenheimer Funds

                  Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market
                  Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:


Name & Principal                                 Positions & Offices                    Positions & Offices
Business Address                                 with Underwriter                       with Registrant

Jason Bach                                       Vice President                         None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2)                            Vice President                         None

Peter Beebe                                      Vice President                         None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship                           Vice President                         None
17011 Woodbank
Spring, TX  77379

Kevin Brosmith                                   Senior Vice President                  None.
856 West Fullerton
Chicago, IL  60614

Susan Burton(2)                                  Vice President                         None

Robert Coli                                      Vice President                         None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                                 Vice President                         None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2)                                    Vice President                         None

Stephen Demetrovits(2)                           Vice President                         None

Christopher DeSimone                             Vice President                         None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson                                  Vice President                         None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro                                   Vice President                         None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser                                Vice President                         None

Andrew John Donohue(2)                           Executive Vice                         Secretary
                             President and Director
G. Patrick Dougherty (2)                         Vice President                         None

Cliff Dunteman                                   Vice President                         None
940 Wedgewood Drive
Crystal Lake, IL 60014

Wendy H. Ehrlich                                 Vice President                         None
4 Craig Street
Jericho, NY 11753

Kent Elwell                                      Vice President                         None
35 Crown Terrace
Yardley, PA  19067

George Fahey                                     Vice President                         None
9 Townview Ct.
Flemington, NJ 08822

Eric Fallon                                      Vice President                         None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)                             Vice President and                     None
                               Corporate Secretary

Mark Ferro                                       Vice President                         None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)                            Vice President                         None

Brian Flahive                                    Assistant Vice President               None

John ("J") Fortuna(2)                            Vice President                         None

Ronald R. Foster                                 Senior Vice President                  None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1)                               Assistant Vice President               None

Luiggino Galleto                                 Vice President                         None
10302 Riesling Court
Charlotte, NC 28277

Michelle Gans                                    Vice President                         None
18771 The Pines
Eden Prairie, MN 55347

L. Daniel Garrity                                Vice President                         None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti                                  Vice President                         None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant(2)                                   Senior Vice President/                 None
                             National Sales Manager

Michael Guman                                    Vice President                         None
3913 Pleasent Avenue
Allentown, PA 18103

Webb Heidinger                                   Vice President                         None
90 Gates Street
Portsmouth, NH 03801

Phillip Hemery                                   Vice President                         None
184 Park Avenue
Rochester, NY 14607

Brian Husch(2)                                   Vice President                         None

Edward Hrybenko (2)                              Vice President                         None

Richard L. Hymes(2)                              Assistant Vice President               None

Byron Ingram(1)                                  Assistant Vice President               None

Kathleen T. Ives(1)                              Vice President                         None

Eric K. Johnson                                  Vice President                         None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson                                  Vice President                         None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                                     Vice President                         None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

John Kavanaugh                                   Vice President                         None
2 Cervantes Blvd., Apt. #301
San Francisco, CA 94123


Brian G. ly                                      Vice President                         None
60 Larkspur Road
Fairfield, CT  06430

Michael Keogh(2)                                 Vice President                         None

Lisa Klassen(1)                                  Assistant Vice President               None

Richard Klein                                    Senior Vice President                  None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent Krantz                                     Vice President                         None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane                                        Vice President                         None
5286 Timber Bend Drive
Brighton, MI  48116

Dawn Lind                                        Vice President                         None
21 Meadow Lane
Rockville Centre, NY 11570

James Loehle                                     Vice President                         None
30 Wesley Hill Lane
Warwick, NY 10990

John Lynch (2)                                   Vice President                         None

Michael Magee(2)                                 Vice President                         None

Steve Manns                                      Vice President                         None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                                      Vice President                         None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)                                  Assistant Vice President               None

Theresa-Marie Maynier                            Vice President                         None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello                              Vice President                         None
704 Beaver Road
Leetsdale, PA 15056



John McDonough                                   Vice President                         None
3812 Leland Street
Chevy Chase, MD  20815

Kent McGowan                                     Vice President                         None
18424 12th Avenue West
Lynnwood, WA 98037

Laura Mulhall(2)                                 Senior Vice President                  None

Charles Murray                                   Vice President                         None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                                     Vice President                         None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura                            Vice President                         None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay                                      Vice President                         None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2)                                  Vice President                         None

Chad V. Noel                                     Vice President                         None
2408 Eagleridge Drive
Henderson, NV  89014

Raymond Olson(1)                                 Assistant Vice President               None
                                                 & Treasurer

Alan Panzer                                      Assistant Vice President               None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski                                 Vice President                         None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                                    Vice President                         None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes                                     Vice President                         None
8734 Shady Shore Drive
Frisco, TX 75034


Charles K. Pettit                                Vice President                         None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti(2)                                 Vice President                         None

Steve Puckett                                    Vice President                         None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                                  Senior Vice President                  None

Minnie Ra                                        Vice President                         None
100 Dolores Street, #203
Carmel, CA 93923

Dustin Raring                                    Vice President                         None
184 South Ulster
Denver, CO 80220

Michael Raso                                     Vice President                         None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler                               Vice President                         None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone - Ricter(2)                      Assistant Vice President               None

Ruxandra Risko(2)                                Vice President                         None

David Robertson(2)                               Senior Vice President,                 None
                              Director of Variable
                                                 Accounts

Kenneth Rosenson                                 Vice President                         None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2)                                    President & Director                   None

William Rylander (2)                             Vice President                         None

Alfredo Scalzo                                   Vice President                         None
9616 Lale Chase Island Way
Tampa, FL  33626



Michael Sciortino                                Vice President                         None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                                       Vice President                         None
862 McNeill Circle
Woodland, CA  95695

Kristen Sims (2)                                 Vice President                         None

Douglas Smith                                    Vice President                         None
808 South 194th Street
Seattle,WA 98148

David Sturgis                                    Vice President                         None
81 Surrey Lane
Boxford, MA 01921

Brian Summe                                      Vice President                         None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)                               Vice President                         None

Andrew Sweeny                                    Vice President                         None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney                                   Senior Vice President                  None
5 Smokehouse Lane
Hummelstown, PA  17036

Scott McGregor Tatum                             Vice President                         None
704 Inwood
Southlake, TX  76092

Martin Telles(2)                                 Senior Vice President                  None

David G. Thomas                                  Vice President                         None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)                                Assistant Vice President               None

Mark Vandehey(1)                                 Vice President                         None

Brian Villec (2)                                 Vice President                         None

Andrea Walsh(1)                                  Vice President                         None

Suzanne Walters(1)                               Assistant Vice President               None

Michael Weigner                                  Vice President                         None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                                       Vice President                         None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams                                Vice President                         None
6930 East Ranch Road
Cave Creek, AZ  85331

Cary Wozniak                                     Vice President                         None
18808 Bravata Court
San Diego, CA 92128

Gregor Yuska(2)                                  Vice President                         None

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of November, 2000.

                                        OPPENHEIMER MONEY MARKET FUND, INC.


                                        By:  /s/ Bridget A. Macaskill*
                                 ----------------------------------------------
                                      Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                 Title                       Date
/s/ Leon Levy*                              Chairman of the         November 17, 2000
-----------------------------------         Board of Directors
Leon Levy

/s/ Donald W. Spiro*                       Vice Chairman and          November 17, 2000
-------------------------------------                Director
Donald W. Spiro


/s/ Robert G. Galli*                       Director                           November 17, 2000
-------------------------------------
Robert G. Galli

/s/ Benjamin Lipstein*                      Director                            November 17, 2000
-------------------------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*                   President and              November 17, 2000
-------------------------------------                Principal Executive
Bridget A. Macaskill                                 Officer

/s/ Elizabeth B. Moynihan*                  Director                            November 17, 2000
-------------------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*                     Director                            November 17, 2000
-------------------------------------
Kenneth A. Randall



/s/ Edward V. Regan*                                 Director                           November 17, 2000
-------------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                        Director                           November 17, 2000
-------------------------------------
Russell S. Reynolds, Jr.


/s/ Brian W. Wixted*                                 Treasurer and              November 17, 2000
-------------------------------------                Principal Financial
Brian W. Wixted                             and Accounting
                                     Officer

/s/ Clayton K. Yeutter*                     Director                            November 17, 2000
-------------------------------------
Clayton K. Yeutter



*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                       OPPENHEIMER MONEY MARKET FUND, INC.


                                  EXHIBIT INDEX





Exhibit No.                         Description

23(j)                 Independent Auditors' Consent

23(n)                OppenheimerFunds Multiple Class Plan under Rule 18f-3